EMPLOYEE BENEFIT PLANS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Retirement Benefits [Abstract]
Defined contribution plan, administrative expenses	$ 20,000	$ 20,000	$ 55,000	$ 54,000	$ 74,000	$ 63,000